Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2011
Cat Financial Financing Activities
Contractual maturities of outstanding wholesale inventory receivables

	December 31, 2011
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2012	$204	$128	$1,028	$1,360
2013	107	74	95	276
2014	72	58	59	189
2015	23	23	9	55
2016	7	9	2	18
	413	292	1,193	1,898
Guaranteed residual value	—	129	—	129
Unguaranteed residual value	—	11	—	11
Less: Unearned income	(7)	(33)	(8)	(48)
Total	$406	$399	$1,185	$1,990

Contractual maturities of outstanding finance receivables

	December 31, 2011
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2012	$1,771	$3,052	$2,993	$7,816
2013	1,199	2,002	1,941	5,142
2014	772	1,070	1,261	3,103
2015	371	458	996	1,825
2016	111	211	766	1,088
Thereafter	19	125	880	1,024
	4,243	6,918	8,837	19,998
Guaranteed Residual value	—	393	—	393
Unguaranteed Residual value	—	461	—	461
Less: Unearned income	(59)	(738)	(75)	(872)
Total	$4,184	$7,034	$8,762	$19,980

Impaired loans and finance leases

	As of December 31, 2011			As of December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance

Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$77	$75	$—	$87	$87	$—
Europe	5	4	—	6	4	—
Asia Pacific	12	12	—	13	13	—
Latin America	9	9	—	3	3	—
Global Power Finance	175	170	—	174	174	—
Total	$278	$270	$—	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15	$191	$185	$44
Europe	36	33	12	62	57	15
Asia Pacific	26	26	7	27	27	7
Latin America	25	25	6	44	43	9
Global Power Finance	93	92	16	34	33	4
Total	$249	$240	$56	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$146	$139	$15	$278	$272	$44
Europe	41	37	12	68	61	15
Asia Pacific	38	38	7	40	40	7
Latin America	34	34	6	47	46	9
Global Power Finance	268	262	16	208	207	4
Total	$527	$510	$56	$641	$626	$79

1    No related allowance for credit losses due to sufficient collateral value.

	Year Ended December 31, 2011		Year Ended December 31, 2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded[1]
Customer
North America	$90	$4	$39	$2
Europe	5	—	7	—
Asia Pacific	13	1	9	—
Latin America	9	1	5	—
Global Power Finance	212	6	92	—
Total	$329	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$142	$5	$271	$11
Europe	50	2	85	4
Asia Pacific	22	1	40	3
Latin America	39	2	39	3
Global Power Finance	83	—	17	—
Total	$336	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$232	$9	$310	$13
Europe	55	2	92	4
Asia Pacific	35	2	49	3
Latin America	48	3	44	3
Global Power Finance	295	6	109	—
Total	$665	$22	$604	$23

1          No related allowance for credit losses due to sufficient collateral value.

As of December 31, 2009, the impaired loans and finance leases were as follows:

(Millions of dollars)	2009
Impaired loans/finance leases for which there is a related allowance for credit losses (related allowance of $117 million)	$448
Impaired loans/finance leases for which there is no related allowance for credit losses (due to sufficient collateral value)	65
Total investment in impaired loans/finance leases as of December 31,	$513

Average investment in impaired loans/finance leases	$425

Investment in loans and finance leases on non-accrual status

(Millions of dollars)	December 31, 2011	December 31, 2010
Customer
North America	$112	$217
Europe	58	89
Asia Pacific	36	31
Latin America	108	139
Global Power Finance	158	163
Total	$472	$639

Past due loans and finance leases

	December 31, 2011
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	50	120	4,242	4,362	14
Latin America	32	15	99	146	2,339	2,485	—
Global Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Latin America	—	—	—	—	480	480	—
Global Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

	December 31, 2010
(Millions of dollars)	31-60	61-90	91+	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	3,412	3,529	12
Latin America	44	16	144	204	2,222	2,426	1
Global Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Latin America	—	—	—	—	457	457	—
Global Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

Roll-forward of the allowance for credit losses

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of period	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$527	$—	$527
Collectively evaluated for impairment	17,066	2,387	19,453
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010	December 31, 2009
Allowance for Credit Losses:
Balance at beginning of year	$376	$391
Provision for credit losses	205	225
Receivables written off	(288)	(281)
Recoveries on receivables previously written off	51	28
Adjustment to adopt consolidation of variable-interest entities	18	—
Other—net	—	13
Balance at end of year	$362	$376

Allowance for credit loss activity and recorded investment in finance receivables

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables

	December 31, 2011
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	4,326	161	4,487
Latin America	2,377	480	2,857
Global Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	36	—	36
Latin America	108	—	108
Global Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	4,362	161	4,523
Latin America	2,485	480	2,965
Global Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

	December 31, 2010
(Millions of dollars)	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	3,498	151	3,649
Latin America	2,287	457	2,744
Global Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	31	—	31
Latin America	139	—	139
Global Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	3,529	151	3,680
Latin America	2,426	457	2,883
Global Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Schedule of Troubled Debt Restructurings

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	71	$13	$13
Europe[1]	7	44	44
Latin America	12	10	10
Global Power Finance[2,3]	35	117	117
Total[4]	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[2]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the twelve months ended December 31, 2011.
[3]

During the twelve months ended December 31, 2011, $15 million of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $15 million of additional funds is not reflected in the table above. At December 31, 2011, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $25 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

Troubled Debt Restructurings modified within twelve months prior to the default date

	Year Ended December 31, 2011
(Dollars in millions)	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	48	$26
Europe	1	1
Latin America	7	4
Global Power Finance[1]	14	70
Total	70	$101

[1] Two customers comprise $65 million of the $70 million post-TDR recorded investment for the twelve months ended December 31, 2011.

Key assumptions used to determine the fair value of the retained interests as on the balance sheet date

December 31, 2009
Cash flow weighted average discount rates on retained interests	7.7% to 12.4%
Weighted-average maturity in months	22
Expected prepayment rate	18.0%
Expected credit losses	4.7% to 4.8%

Cash flows from retail securitizations and characteristics of securitized retail receivables

Year ended
(Millions of dollars)	December 31, 2009
Purchases of contracts through clean-up calls	$95
Servicing fees received	$6
Other cash flows received on retained interests	$10

Characteristics of securitized retail receivables:

Year ended
(Millions of dollars)	December 31, 2009
Total securitized principal balance at December 31,	$346
Average securitized principal balance for the year ended December 31,	$583
Loans > 30 days past due at year ended December 31,	$62
Net credit losses during the year	$36

Cash flows from sale of trade receivables

Year ended December 31,
(Millions of dollars)	2009
Cash proceeds from sales of receivables to the conduits	$887
Servicing fees received	$1
Cash flows received on the interests that continue to be held	$7,548